Note 4 - Segmental Financial Information (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the six-month period ended June 30, 2022
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$380,260	$178,677	$-	$558,937
Vessels’ operating expenses	(84,164)	(49,187)	-	(133,351)
Depreciation	(62,869)	(19,607)	-	(82,476)
Amortization of dry-docking and special survey costs	(5,326)	(320)	-	(5,646)
Gain on sale of vessels, net	17,798	3,452	-	21,250
Interest income	88	50	-	138
Interest and finance costs	(47,261)	(7,950)	-	(55,211)
Income from equity method investments	-	-	776	776
Net Income for the Period	$168,559	$75,689	$776	$245,024
For the six-month period ended June 30, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$292,625	$870	$-	$293,495
Vessels’ operating expenses	(69,353)	(247)	-	(69,600)
Depreciation	(58,636)	(90)	-	(58,726)
Amortization of dry-docking and special survey costs	(4,847)	-	-	(4,847)
Gain on sale of vessels, net	1,406	-	-	1,406
Interest income	1,489	-	-	1,489
Interest and finance costs	(36,536)	(12)	-	(36,548)
Income from equity method investments	-	-	4,951	4,951
Net Income for the Period	$102,316	$396	$56,045	$158,757
As of June 30, 2022
	Container vessels segment	Dry bulk vessels segment	Other	Total
Total Assets	$3,955,353	$774,774	$29,483	$4,759,610
As of December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Total Assets	$3,672,212	$714,957	$19,872	$4,407,041